Proforma Condensed Combined Balance Sheets (Unaudited) (Parenthetical)	Aug. 31, 2025 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Accumulated depreciation on music inventory | $	$ 21,854
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	20,000,000
Preferred stock, shares issued	200
Preferred stock, shares outstanding	200
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	5,000,000
Common stock, shares issued	4,121,479
Common stock, shares outstanding	4,121,479